Employee Benefit Plans (Net Pension Benefit Plan Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 9	$ 9
Interest cost	16	14
Interest income	(14)	(11)
Pension expense	11	12
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0
Interest cost	14	13
Interest income	(13)	(11)
Pension expense	1	2
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	9
Interest cost	2	1
Interest income	(1)	0
Pension expense	$ 10	$ 10